Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 1.00	$ 1.00
Preferred Stock, shares authorized	1,000,000	1,000,000
Preferred Stock, shares issued	0	0
Common Stock, par value	$ 0.03	$ 0.03
Common Stock, shares authorized	52,500,000	52,500,000
Common Stock, shares issued	24,935,103	23,528,038
Common Stock, shares outstanding	24,420,032	23,059,959
Treasury stock, shares	515,071	468,079